Bank Debt	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Debt Disclosure [Text Block]

7. Bank Debt

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2010	2011
Marathassa	February 2005	February 2017	$18,195	$16,565
Marinouki	March 2006	March 2018	29,229	27,695
Petra	January 2007	January 2019	32,671	24,971
Pemer	March 2007	March 2019	32,667	24,968
Pelea	June 2007	June 2019	37,987	31,987
Soffive	November 2007	November 2019	39,600	35,400
Kerasies	December 2007	December 2019	35,200	33,065
Marindou	January 2008	January 2018	34,500	28,500
Avstes	April 2008	April 2018	30,000	28,284
Staloudi	July 2008	July 2023	49,320	43,860
Eniaprohi	November 2008	November 2018	40,000	34,000
Eniadefhi	February 2009	February 2019	41,625	34,500
Maxdodeka	February 2010	February 2016	33,750	―
Maxpente	July 2010	January 2015	40,000	38,200
Maxdeka	August 2011	December 2022	―	37,496
Shikoku	October 2011	August 2023	―	44,800
Total			$494,744	$484,291

Current portion			$27,674	$18,486
Long-term portion			$467,070	$465,805

The above loans and credit facilities generally bear interest at LIBOR plus a margin, except for the Maxdeka and Shikoku loan facilities, under which a portion of the principal amounts bear interest at the Commercial Interest Reference Rate published by the Organization for Economic Co-operation and Development applicable on the date of signing of the relevant loan agreements. The above loans and credit facilities are generally repayable in semi-annual installments and a balloon payment at maturity except for the Maxdeka and Shikoku loan facilities, which are repayable in semi-annual installments. The fair value of the long term debt outstanding on December 31, 2011 amounted to $487,187.

As of December 31, 2011, an aggregate amount of $43,731 was available for drawing under certain of the above loans and reducing revolving credit facilities. The estimated minimum annual principal payments required to be made after December 31, 2011, based on the bank loan and credit facility agreements as amended, are as follows:

To December 31,
2012	.	$18,486
2013	.	23,588
2014	.	31,733
2015	.	66,216
2016	.	34,816
2017	and thereafter	309,452
Total	..	$484,291

Total interest incurred on long-term debt for the years ended December 31, 2009, 2010 and 2011 amounted to $10,399, $6,738, and $6,722, respectively, which includes interest capitalized of $58, $315 and $1,472 for the years ended December 31, 2009, 2010 and 2011, respectively. The average interest rate (including the margin) for all bank loan and credit facilities during the years 2009, 2010 and 2011 was 2.137%% p.a., 1.394%% p.a., and 1.439%% p.a., respectively.

Certain of the above loans or credit facilities have a currency conversion option whereby the borrower may elect to convert the outstanding loan amount or any part thereof to certain currencies specified in each agreement, using the spot exchange rate applicable on the date of conversion. Specified currencies include Japanese Yen (“JPY”), Swiss Franc (“CHF”), Euro (“EUR”), Canadian dollar (“CAD”) or pound sterling (“GBP”), depending on the relevant agreement. In all the above loans or credit facilities with a currency conversion option, no consideration has been or will be paid by any of the borrowers to the respective lenders in connection with the conversion option since the parties did not ascribe value to the conversion option as the conversion options are always based on the market or spot rates at the time they are exercised. The exercise of the conversion option in any of the above loans or credit facilities results in a change in both the currency denomination of the loan and the basis of the interest rate (that is, a USD-denominated loan bears interest based on USD LIBOR and, upon conversion into a JPY-denominated loan, will bear interest based on JPY LIBOR). All other terms of the loans or credit facilities, including the margin (the interest rate spread over LIBOR) and the repayment terms, will remain the same upon exercise of the currency conversion option.

The Company considered the accounting guidance relating to Accounting for Derivative Instruments and Hedging Activities, and concluded that the conversion options are embedded derivatives that would require bifurcation and separate accounting because of the following:

(i)       The economic characteristics and risks of an instrument in which the underlying is both a foreign currency and interest rate are not clearly and closely related to the economic characteristics and risks of a debt host;

(ii)       The borrowing arrangement that embodies both the conversion option and the debt host is not remeasured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur; and

(iii)       A separate instrument with the same terms as the conversion option would be a derivative instrument subject to the requirements of this accounting guidance.

However, the Company believes that the conversion option under the borrowing arrangements has no fair value due to the fact that the conversion into a different currency, and, accordingly, into a corresponding LIBOR interest rate, will always be at the prevailing foreign currency exchange rate (spot rate) and prevailing interest rate at the time of the conversion. Furthermore, both the Company and the bank did not ascribe value to the currency conversion options as no consideration was sought by the bank and no value was paid by the Company, as noted above.

As of December 31, 2010 and 2011 all loans were denominated in US Dollars.

The foregoing loans and credit facilities are secured as follows:

•       First priority mortgages over the vessels owned by the respective borrowers;

•       First priority assignment of all insurances and earnings of the mortgaged vessels;

•       Second priority mortgage over the Maritsa as security for the Kerasies loan;

•       Second priority mortgage over the Pedhoulas Merchant as security for the Petra loan;

•       Second priority mortgage over the Pedhoulas Trader as security for the Pemer loan;

•       Second priority mortgage over the Eleni as security for the Marindou loan;

•       Second priority mortgage over the Eleni as security for the Pelea loan;

•       Cross corporate guarantees issued by each of Maxdodeka, Pelea, Avstes, Marindou, Eniaprohi and Eniadefhi as security for the credit facility of each guarantor; and

•       Corporate guarantee from Safe Bulkers.

The loan and credit facility agreements, as amended, contain debt covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels without the respective lender's prior consent, minimum vessel insurance cover ratio requirements, as well as minimum fair vessel value ratio to outstanding loan principal requirements; the fair vessel value being determined according to the provisions of the individual loan or credit facility agreements with the relevant bank (the “Minimum Value Covenant”). The borrowers are permitted to pay dividends to their owners as long as no event of default under the respective loan has occurred or has not been remedied.

Six of the loan agreements require the respective borrower to maintain at all times a minimum balance of $150 in the vessel operating account. In one of the loan and credit facility agreements the borrower must maintain a cash collateral deposit of $2,000 with the lender.

In addition, the corporate guarantees, as amended, of Safe Bulkers include the following financial covenants:

•       its total consolidated liabilities divided by its total consolidated assets must not at any time exceed 70% or 80% as the case may be (“Consolidated Leverage Covenant”). The total consolidated assets are based on the fair market value of its vessels and the book values of all other assets, on an adjusted basis as set out in the relevant guarantee;

•       the ratio of its aggregate debt to EBITDA must not at any time exceed 5.5:1 on a trailing 12 months' basis (“EBITDA Covenant”);

•       its consolidated net worth (total consolidated assets less total consolidated liabilities) (“Consolidated Net Worth Covenant”) must not at any time be less than $150,000, $175,000 or $200,000 (as the case may be) with the relevant bank;

•       payment of dividends is subject to no event of default having occurred;

•       maintenance of minimum free liquidity of $500 is required on deposit with a relevant lender on a per vessel basis for five vessels; and

•       a minimum of 51% of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities.

As of December 31, 2011, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.